Above / Below Market Acquired Charters	12 Months Ended
Dec. 31, 2025
Above Below Market Acquired Charters
Above / Below Market Acquired Charters

7. Above / Below Market Acquired Charters

During the year ended December 31, 2024, the Company acquired the LNG/C Axios II, the LNG/C Apostolos and the LNG/C Aktoras with time and bareboat charter daily rates being above the market rates for equivalent time and bareboat charters prevailing at the time of acquisitions (Note 6). During the year ended December 31, 2024, the Company also acquired the LNG/C Assos with time charter attached to the vessel, with time charter daily rate being below market rate for equivalent time charter prevailing at the time of acquisition (Note 6).

The acquisition consideration allocated to the below and above market acquired charters was determined based on their relative fair value in relation to the fair value of the vessels as of the acquisition date and was recorded as “Above market acquired charters” under other non-current assets or “Below market acquired charters” under long-term liabilities, respectively, in the audited consolidated balance sheets. The fair value of the time and the bareboat charters attached to the vessels are based on the difference between the time and the bareboat charter rates at which the vessels were fixed and the market rates for comparable charters as determined by reference to market data on the acquisition dates. The fair values of the time and the bareboat charters attached were determined using Level 2 inputs being market values on the acquisition dates (Note 10).

Above and below market acquired time and bareboat charters are amortized or accreted using the straight-line method over the remaining period of the time and bareboat charters acquired as a reduction or addition to time and bareboat charter revenues. For the years ended December 31, 2025, 2024 and 2023 such amortization to time and bareboat charter revenues for the above market acquired time and bareboat charters amounted to $34,977, $30,649 and $7,786, respectively. For the years ended December 31, 2025, 2024 and 2023 such accretion to time charter revenues for the below market acquired time charters amounted to $12,392, $13,597 and $11,800, respectively.

The following table presents an analysis of above / below market acquired charters:

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2024	$73,969	$(74,484)
Additions	58,254	(5,036)
(Amortization) / accretion	(30,649)	13,597
Carrying amount as at December 31, 2024	$101,574	$(65,923)
(Amortization) / accretion	(34,977)	12,392
Carrying amount as at December 31, 2025	$66,597	$(53,531)

As of December 31, 2025, the remaining carrying amount of unamortized above / below market acquired time charters will be amortized / accreted in future years as follows:

For the year ending December 31,	Above market acquired charters	Below market acquired charters
2026	$25,764	$(12,328)
2027	7,451	(12,328)
2028	7,471	(12,360)
2029	7,451	(11,907)
2030	7,451	(1,373)
Thereafter	11,009	(3,235)
Total	$66,597	$(53,531)